Financial Liabilities at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2025
Financial Liabilities at Fair Value Through Profit or Loss [Abstract]
Financial liabilities at fair value through profit or loss
13.	Financial liabilities at fair value through profit or loss

	Note	December 31, 2024	December 31, 2025

Current item:
Financial liabilities mandatorily measured at fair value through profit or loss
Contingent consideration of acquisition of subsidiaries	b	$1,374,290	$-
Convertible promissory note	d	5,670,000	5,133,000
Warrants	e	824,797	306,544
		$7,869,087	$5,439,544
Non-Current item:
Financial liabilities mandatorily measured at fair value through profit or loss
Convertible promissory note	d	$1,431,000	$-
		$9,300,087	$5,439,544
a)	Amounts recognized in profit of loss in relation to the financial liabilities at fair value through profit or loss are listed below:

		Year ended December 31,
	Note	2023	2024	2025

Gain/(losses) recognized in “Other gains and losses” (see Note 25)
Contingent consideration of acquisition of subsidiaries	b	$44,131	$124,212	$1,251,127
Preference shares liabilities	c	5,436,783	-	-
Convertible promissory note	d	-	(586,007)	(1,304,555)
Warrants	e	-	(214,769)	660,253
		$5,480,914	$(676,564)	$606,825

b)	Contingent consideration of acquisition of subsidiaries:

POLYDICE and SC

In accordance with the share purchase agreements for the acquisition of POLYDICE in year 2022 and the acquisition of SC in year 2020, the Group shall give additional acquisition consideration and recognize relevant contingent consideration at fair value on the acquisition date if the acquired company achieves specific performance conditions within a certain period after the acquisition. The contingent consideration that will be liquidated in cash or other financial assets is recognized as financial liabilities designated at fair value through profit and loss, and the subsequent achievement are as follows:

i)	Contingent consideration for the acquisition of POLYDICE is available from year 2022 to 2024. For the year 2022, POLYDICE met the performance target and the Group paid out part of the contingent consideration in cash totaled $400,000 in 2023. For the year 2023, POLYDICE failed to meet the performance target, therefore, the relevant contingent consideration liability was reversed and recognized in “other gains and losses”. The remaining contingent consideration totaled $60,664 also failed to meet the performance target for the year 2024, therefore, the relevant contingent consideration liability was reversed and recognized in ’‘other gains and loss'' for the year 2024.

ii)	Contingent consideration for the acquisition of SC is available from year 2021 to 2022. For the year 2021, SC met the performance target and the Group paid out the contingent consideration of cash $150,000 in 2022 and 1,117 ordinary shares in 2023. For the year 2022, SC met the performance target and the Group paid out the contingent consideration of cash $150,000 in 2022 and 744 ordinary shares in 2023.

Green Quest

On August 23, 2024, the Company entered into the Share Purchase Agreement to acquire 100% of Green Quest, a Cayman Islands company, which owns 100% of Dragon Marketing. The closing date was set on September 1, 2024. Pursuant to the Share Purchase Agreement, the total number of the Company’s shares to be issued for the acquisition is calculated based on the sum of a) the purchase price and b) an earn-out consideration based on future performance (refer to Note 32 for details). At the effective date, the total value of the equity consideration amounted to US$4,625,055 (27,934 shares) is allocated between the Purchase Price amounted to US$3,184,536 (19,152 shares) recognized in capital surplus and the Earn-Out Shares amounted to US$1,440,519 (8,782 shares) recognized in financial liabilities measured at fair value through profit or loss.

As of December 31, 2024, the total equity consideration had not been issued due to the Company had elected, based on the payment term of the Share Purchase Agreement, to postpone the issuance of the total consideration shares to within 180 calendars days after the end of year 2024. The fair value of the Earn-Out Shares was based on the market closing price of the Company’s ordinary shares, resulting in a valuation gain of $66,229 as of December 31, 2024.

As of December 31, 2025, the Company had issued all equity consideration pursuant to the payment terms of the Share Purchase Agreement, resulting in the issuance of 27,934 ordinary shares. Prior to the completion of the share conversion, the fair value of the Earn-Out Shares was based on the market closing price of the Company’s ordinary shares, resulting in a valuation gain of $1,251,127.

c)	Preference shares liabilities:

As shown in the table below, the Company had issued series of convertible preference shares, which were assessed as financial liabilities at fair value through profit or loss due to either its redemption option or contingent settlement provisions feature.

	Authorized shares (in		Shares issued (in	Total	May 22, 2023
	thousands of shares)	Issuance date	thousands of shares)	issuance amount	Share price	Total amount
Series A	34	2015.5.20~2016.7.20	34	$1,200,000	131.279354	$4,405,739
Series B	33	2016.10.31~2017.4.11	33	1,869,000	134.780833	4,410,061
Series B-1	2	2017.11.9~2017.11.27	2	180,000	136.135819	307,451
Series C	40	2018.2.1~2019.3.14	40	3,500,000	136.582839	5,401,508
Series C-1	24	2019.3.14~2019.10.2	24	2,217,055	135.690064	3,282,230
Series C-2	10	2019.6.13~2019.10.2	10	1,103,300	136.806531	1,337,131
Series D-1	23	2020.6.25	23	3,300,000	141.663357	3,295,335
Series D-2	61	2020.11.19~2022.5.12	32	4,592,249	138.137284	4,471,615
Total			198	$17,961,604		$26,911,070

On May 22, 2023, all series of preferred shares had been converted to ordinary shares at a 1:1 conversion ratio amounted to $26,911,070. The decrease in fair value prior to conversion was mainly due to the probability of liquidation and redemption have decreased, and the probability of mandatory conversion has increased under the option pricing model that was used for valuation. Information related to the methods and assumptions used for the fair value estimates are provided in Note 42 b) (b).

d)	Convertible promissory notes:

i)	Between January and October of 2024, the Company issued convertible promissory notes with a maturity date on December 7, 2024 to its existing shareholders and other third parties (refer to as the “2024 Convertible Promissory Notes”) as follows:

Holder	Issuance date	Issuance amount	Interest rate	Note
A	2024.1.2	$509,041	10%	1
B	2024.1.4	300,000	10%	2
A	2024.3.6	250,000	10%	2
C	2024.3.19	100,000	10%	2
D	2024.3.20	66,430	10%	2
E	2024.5.16	100,000	10%	2
F	2024.6.3	150,000	10%	2
G	2024.8.15	150,000	10%	2
H	2024.9.12	100,000	10%	2
I	2024.10.23	1,000,000	10%	2
		$2,725,471

Note 1: This convertible promissory note is issued in exchange to terminate the short-term borrowing plus accumulated interest totaled $509,041, please see Note 12 for details.

Note 2: The convertible promissory notes are issued for cash.

The 2024 Convertible Promissory Notes were assessed as financial liabilities at fair value through profit or loss due to its conversion feature that may results for the Company to deliver a variable number of its own equity instruments.

The 2024 Convertible Promissory Notes were converted into 15,880 ordinary shares on December 5, 2024, immediately prior to the closing of de-SPAC transaction, and $297,109 valuation loss is recognized based on the fair value estimated at the conversion. Information related to the methods and assumptions used for the fair value estimates are provided in Note 42 b) (b).

ii)	On December 4, 2024, when the Company merged with Blue Ocean, the Company issued convertible promissory notes at 8% per annum with a maturity date on December 4, 2026 to replace Blue Ocean ‘s initial promissory notes to its sponsors (refer to as the “2024 Sponsor Promissory Notes”) for a principal amount of $2,562,102.

The 2024 Sponsor Promissory Notes was assessed as financial liabilities at fair value through profit or loss due to its optional conversion feature as follow:

The holders of the 2024 Sponsor Promissory Notes may, by prior written notice, (i) at any time on or after December 4, 2025, elect to convert up to 50% of the amount of the then principal balance and accrued and unpaid interest of this Note, in whole or in part, (ii) at any time on or after June 4, 2026, elect to convert up to 50% of the then principal balance and accrued and unpaid interest of this Note, in whole or in part, or (iii) at or after maturity on the Maturity Date, elect to convert up to the full amount into ordinary shares, par value $0.0001 per share, of the Company at a conversion price per ordinary share equal to a 10% discount to the volume weighted average trading price of the ordinary shares on the principal market on which they are traded during the thirty consecutive trading days prior to the applicable conversion date.

As of December 31, 2025, the 2024 Sponsor Promissory Notes are still outstanding with 50% of the principal amount classified as current liability, $267,898 and $170,000 valuation losses were recognized for 2024 and 2025, respectively, based on the discounted cash flow method and binomial model calculated by applying market information available. Information related to the methods and assumptions used for the fair value estimates are provided in Note 42 b) (b).

iii)	On December 13, 2024, the Company issued a convertible note at 6% per annum with a maturity date on December 13, 2025 to a third party (refer to as the “3i Promissory Note”) for a principal amount of $4,250,000 with the following terms and conditions:

1.	Optional conversion: At any time on or after the issuance date, the holder shall be entitled to convert all or any portion of the outstanding principal and accrued interest into ordinary shares at the conversion price of $266.2, subject to adjustment as provided in the Agreement.

2.	Installment conversion: On the first day of each calendar month subsequent to the effective date, the Company shall pay to the holder of this note the applicable installment amount due on such date by converting to ordinary shares of the Company at the lower of (i) the Conversion Price and (ii) 92% of the lowest volume-weighted average trading price in the ten trading days immediately prior to each installment date. However, the Company may also, at its option following notice to the holder, pay all or part of the installment amount by cash or by any combination of cash and conversion.

3.	Redemption: At any time, the Company shall have the right to redeem all or any portion of the conversion amount then remaining in cash at the lower of (i) the Conversion Price and (ii) 92% of the lowest volume-weighted average trading price in the ten trading days immediately prior to such optional redemption date.

The 3i Promissory Note was assessed as financial liabilities at fair value through profit or loss due to either its redemption option or conversion feature. As of December 31, 2025, the 3i Promissory Note were converted into 500,111 ordinary shares and paid out cash $1,535,473 in 2025, $21,000 and $734,555 valuation losses were recognized for 2024 and 2025, respectively, based on the discounted cash flow method and binomial model calculated by applying market information available. Information related to the methods and assumptions used for the fair value estimates are provided in Note 42 b) (b).

iv)	Between June and September of 2025, the Company issued convertible promissory notes maturing in one year to its existing shareholders and other third parties (refer to as the “2025 Convertible Promissory Notes”) as follows:

Holder	Issuance date	Issuance amount	Interest rate
J	2025.6.13	$50,000	10%
K	2025.7.16	25,000	10%
L	2025.8.12	150,000	10%
L	2025.9.22	150,000	10%
		$375,000

Note: The convertible promissory notes are issued for cash.

The 2025 Convertible Promissory Notes were assessed as financial liabilities at fair value through profit or loss due to its conversion feature that may results for the Company to deliver a variable number of its own equity instruments.

The 2025 Convertible Promissory Notes are still outstanding, and $100,000 valuation loss is recognized based on the fair value estimated at the conversion. Information related to the methods and assumptions used for the fair value estimates are provided in Note 42 b) (b).

v)	On December 8, 2025, the Company issued a senior convertible note at 6% per annum with a maturity date on June 8, 2027 to a third party (refer to as the “3i Senior Convertible Note”) for an original principal amount of $1,500,000 with the following terms and conditions:

1.	Optional conversion: At any time on or after the issuance date, the holder shall be entitled to convert all or any portion of the outstanding conversion amount (including principal, interest, and make-whole amount) into ordinary shares at the conversion price of $2.2949, subject to adjustment as provided in the Note.

2.	Installment conversion: The note provides for payment of installment amounts on applicable installment dates by converting into ordinary shares or, at the Company’s option and subject to certain conditions, by payment in cash or a combination thereof.

3.	Warrant Issuance: In connection with the transaction, the Company issued an ordinary share purchase warrant to the holder, entitling the holder to purchase up to 145,844 ordinary shares at a specified exercise price. The warrant is exercisable for a period of five years from the issuance date.

4.	The note was issued with a ten percent (10%) original issue discount.

The 3i Senior Convertible Note was assessed as financial liabilities at fair value through profit or loss due to either its redemption option or conversion feature. As of December 31, 2025, the 3i Senior Convertible Note is still outstanding and $300,000 valuation loss is recognized based on the discounted cash flow method and binomial model calculated by applying market information available. Information related to the methods and assumptions used for the fair value estimates are provided in Note 42 b) (b).

e)	Warrants:

i)	On June 6, 2023, the Company, TNL MG, and Blue Ocean entered into the Agreement and Plan of Merger (“Merger Agreement”), pursuant to which, TNL MG will merge with and into Blue Ocean, with Blue Ocean surviving the merger as a wholly owned subsidiary of the Company.

Pursuant to the Merger Agreement, immediately prior to the Closing Date, each Blue Ocean warrant will become a warrant exercisable for TNL Mediagene ordinary shares on a conversion ratio of 1.00 and on the same terms as the original Blue Ocean warrant with the following terms and conditions:

1.	Warrant price: Each registered holder can purchase the Company’s ordinary shares at the price of $230.00 per share. The Company in its sole discretion may lower the warrants price at any time.
2.	Expiration: At the earliest to occur of (i) on the date that is 5 years after the date on which the Company completes its initial Business Combination and (ii) the liquidation of the Company in accordance with the Company’s memorandum and articles of association. The Company in its sole discretion may extend the duration of the warrants by delaying the expiration date.

3.	Redemption: When the Company gives proper notice to the holders, the Company has the ability to redeem outstanding public warrants at any time after they become exercisable and prior to their expiration under following circumstances (i) redeem at a price of $0.20 per warrant, provided that the last reported sales price of the ordinary shares equals or exceeds $360.00 per share, and (ii) redeem at a price of $0.20 per warrant, provided that the last reported sales price of ordinary shares equals or exceeds $200.00 per share but is less than $360.00 per share.

As of December 31, 2025, the total outstanding public and private warrants are 841,630 warrants, $214,769 valuation loss and $668,253 valuation gain are recognized for 2024 and 2025, respectively, based on the closing market price.

ii)	Warrants newly issued on December 8, 2025, please refer to Note d) v).

As of December 31, 2025, the total outstanding public and private warrants are 145,844 warrants, $8,000 valuation loss is recognized for 2025, based on the Binomial model.